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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


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                                                            SEC FILE NUMBER
                                                                0-20600
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                                                             CUSIP NUMBER
                                                               98975W104
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                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING

[ ] Form 10-K   [ ] Form 20-F   [ ] Form 11-K   [X] Form 10-Q   [ ] Form N-SAR

For Period Ended: March 31, 2008

[ ] Transition Report on Form 10-K
[ ] Transition Report on Form 20-F
[ ] Transition Report on Form 11-K
[ ] Transition Report on Form 10-Q
[ ] Transition Report on Form N-SAR

For the Transition Period Ended:

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

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If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: Not applicable

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PART I--REGISTRANT INFORMATION

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         Full name of Registrant: ZOLTEK COMPANIES, INC.
         Former Name if Applicable: NA

         3101 MCKELVEY ROAD
         Address of Principal Executive Office (Street and Number)

         ST. LOUIS, MISSOURI 63044
         City, State and Zip Code



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PART II--RULES 12b-25(b) AND (c)

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If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

The registrant hereby represents that: [ ]

         (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

         (b) The subject quarterly report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

         (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.


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PART III--NARRATIVE

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State below in reasonable detail the reasons why the Form 10-Q or portion thereof could not be filed within the prescribed time period.

         Zoltek Companies, Inc. (the "Company") announced on May 5, 2008 that the Company has determined that its previously issued financial statements for the fiscal year ended September 30, 2007 and the fiscal quarter ended December 31, 2007 should no longer be relied upon because of errors in those financial statements resulting from fund transfers from a Company subsidiary aggregating $250,000 that were not properly authorized or recorded in the Company's financial records. The Audit Committee of the Company's Board of Directors has commenced an investigation of the circumstances of the transactions and to determine if there were additional fund transfers that were not properly authorized or recorded in the Company's financial records.

         The Audit Committee has not yet reached any final conclusions in connection with the investigation. A final determination of the magnitude or materiality of the collective errors and related adjustments will not be finalized until the investigation is completed. Accordingly, the financial data included herein, including net income and earnings per share amounts, are preliminary and subject to possible adjustment based upon the outcome of the investigation and completion of the interim consolidated financial statements. As a result of the ongoing investigation, the Company will not be able to file its Quarterly Report on Form 10-Q for the quarter March 31, 2008 by the required filing date and does not currently anticipate that its Form


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10-Q will be filed on or before the fifth calendar day following the prescribed due date according to Rule 12b-25.

         The Company will seek to resolve these issues as soon as practicable and plans to file its Form 10-Q as soon as possible following completion of the Audit Committee's investigation.

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PART IV--OTHER INFORMATION

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         (1) Name and telephone number of person to contact in regard to this notification

                  ZSOLT RUMY                  (314)            291-5110
                    (Name)                 (Area Code)    (Telephone Number)

         (2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                                                            [ ] Yes     [X] No

         The Registrant may be required to file amendments to its Annual Report on Form 10-K for the year ended September 30, 2007 and to its quarterly report on Form 10-Q for the period ended December 31, 2007.

         (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                            [X] Yes     [ ] No

         If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

         On May 12, 2008, the Company issued a press release announcing that net sales for the three months ended March 31, 2008 were approximately $49.6 million, representing an increase of approximately $12.9 million from net sales of $36.7 million reported by the Company for the three months ended March 31, 2007. The increase in net sales was primarily the result of increased carbon fiber sales, reflecting continued strong demand for such products, particularly for wind energy applications. The Company's carbon fiber sales benefited from a price increase on January 1, 2008 and the newly added capacity in Hungary of six carbon fiber lines since March 2007. The Company anticipates that it will report operating income from continuing operations for the three months ended March 30, 2008 of approximately $8.3 million, compared to operating income from continuing operations of $5.9 million for the three months ended March 31, 2007. This increase resulted primarily from an increase in gross profit of $3.4 million related to the January 1, 2008 price increase and greater volumes and improved efficiencies of the installed carbon fiber lines. The increase in operating income was partially offset by an increase in staffing of management positions to meet the demands of growing sales and production volume, particularly at the Company's Hungarian operations.

         Net sales for the six months ended March 31, 2008 were approximately $89.7 million, representing an increase of approximately $22.7 million from net sales of $67.0 million reported by the Company for the six months ended March 31, 2007.


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The increase in net sales was primarily the result of increased carbon fiber sales, reflecting continued strong demand for such products, particularly for wind energy applications. The Company's carbon fiber sales benefited from a price increase on January 1, 2008 and the newly added capacity in Hungary of six carbon fiber lines since March 2007. The Company anticipates that it will report operating income from continuing operations for the six months ended March 30, 2008 of approximately $13.1 million, compared to operating income from continuing operations of $8.9 million for the six months ended March 31, 2007. This increase resulted primarily from an increase in gross profit of $6.3 million related to the January 1, 2008 price increase and greater volumes and improved efficiencies of the installed carbon fiber lines. The increase in operating income was partially offset by an increase in staffing of management positions to meet the demands of growing sales and production volume, particularly at the Company's Hungarian operations.

         As discussed in Part III above, the Company announced on May 5, 2008 that the Company has determined that its previously issued financial statements for the fiscal year ended September 30, 2007 and the fiscal quarter ended December 31, 2007 should no longer be relied upon because of errors in those financial statements resulting from two fund transfers from a Company subsidiary aggregating $250,000 that were not properly authorized or recorded in the Company's financial records. The Audit Committee of the Company's Board of Directors has commenced an investigation of the circumstances and extent of the unauthorized transactions. The Audit Committee has not yet reached any final conclusions in connection with the investigation. Accordingly, the financial data included in herein are preliminary and subject to possible adjustment based upon the outcome of the investigation and completion of the interim consolidated financial statements. As a result of the ongoing investigation, the Company will not be able to file its Quarterly Report on Form 10-Q for the quarter March 31, 2008 by the required filing date and does not currently anticipate that its Form 10-Q will be filed on or before the fifth calendar day following the prescribed due date according to Rule 12b-25. The Company will seek to resolve these issues as soon as practicable and plans to file its Form 10-Q as soon as possible following completion of the Audit Committee's investigation.




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                            ZOLTEK COMPANIES, INC.
                 (Name of Registrant as specified in charter)


has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.



Date: May 13, 2008                     By /s/ Zsolt Rumy
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                                          Zsolt Rumy
                                          Chief Executive Officer





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